NEOS Nasdaq-100® High Income ETF
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.6% (b)	Shares	Value
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. (a)	4,761	$2,515,950

Automobiles - 2.8%
Tesla, Inc. (a)	97,446	28,549,729

Beverages - 2.3%
Coca-Cola Europacific Partners PLC	29,297	2,527,159
Keurig Dr. Pepper, Inc.	96,832	3,245,809
Monster Beverage Corp. (a)	71,544	3,909,880
PepsiCo, Inc.	88,415	13,569,050
		23,251,898

Biotechnology - 3.3%
Amgen, Inc.	35,138	10,824,612
Biogen, Inc. (a)	8,484	1,192,002
Gilead Sciences, Inc.	87,099	9,956,287
Regeneron Pharmaceuticals, Inc.	6,537	4,567,663
Vertex Pharmaceuticals, Inc. (a)	16,271	7,806,663
		34,347,227

Broadline Retail - 6.0%
Amazon.com, Inc. (a)	236,534	50,211,438
MercadoLibre, Inc. (a)	2,974	6,310,441
PDD Holdings, Inc. - ADR (a)	46,818	5,322,738
		61,844,617

Chemicals - 1.4%
Linde PLC	31,188	14,566,355

Commercial Services & Supplies - 0.9%
Cintas Corp.	26,696	5,539,420
Copart, Inc. (a)	68,232	3,739,114
		9,278,534

Communications Equipment - 1.7%
Cisco Systems, Inc.	265,694	17,033,642

Consumer Staples Distribution & Retail - 3.0%
Costco Wholesale Corp.	29,122	30,537,620

Electric Utilities - 1.5%
American Electric Power Co., Inc.	35,138	3,726,385
Constellation Energy Corp.	22,111	5,539,801
Exelon Corp.	70,179	3,101,912
Xcel Energy, Inc.	37,084	2,673,756
		15,041,854

Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	8,484	1,511,849

Energy Equipment & Services - 0.3%
Baker Hughes Co.	70,179	3,129,282

Entertainment - 3.2%
Electronic Arts, Inc.	18,218	2,352,308
Netflix, Inc. (a)	27,351	26,819,297
Take-Two Interactive Software, Inc. (a)	10,431	2,211,163
Warner Bros. Discovery, Inc. (a)	174,798	2,003,185
		33,385,953

Financial Services - 0.5%
PayPal Holdings, Inc. (a)	73,471	5,220,115

Food Products - 0.8%
Kraft Heinz Co.	87,099	2,674,810
Mondelez International, Inc. - Class A	94,886	6,094,528
		8,769,338

Ground Transportation - 0.7%
CSX Corp.	136,464	4,368,213
Old Dominion Freight Line, Inc.	14,324	2,528,186
		6,896,399

Health Care Equipment & Supplies - 2.0%
Dexcom, Inc. (a)	25,404	2,244,952
GE HealthCare Technologies, Inc.	31,244	2,729,163
IDEXX Laboratories, Inc. (a)	4,591	2,006,772
Intuitive Surgical, Inc. (a)	24,058	13,788,843
		20,769,730

Hotels, Restaurants & Leisure - 3.4%
Airbnb, Inc. - Class A (a)	27,351	3,798,233
Booking Holdings, Inc.	2,141	10,739,278
DoorDash, Inc. - Class A (a)	25,404	5,041,170
Marriott International, Inc. - Class A	20,165	5,655,274
Starbucks Corp.	81,258	9,410,489
		34,644,444

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	43,034	9,161,508

Interactive Media & Services - 8.9%
Alphabet, Inc. - Class A	157,025	26,738,217
Alphabet, Inc. - Class C	148,919	25,646,830
Meta Platforms, Inc. - Class A	58,548	39,121,774
		91,506,821

IT Services - 0.4%
Cognizant Technology Solutions Corp. - Class A	35,138	2,928,049
MongoDB, Inc. (a)	2,644	707,085
		3,635,134

Machinery - 0.4%
PACCAR, Inc.	37,084	3,976,888

Media - 1.4%
Charter Communications, Inc. - Class A (a)	8,484	3,084,528
Comcast Corp. - Class A	251,602	9,027,480
Trade Desk, Inc. - Class A (a)	31,244	2,197,078
		14,309,086

Oil, Gas & Consumable Fuels - 0.3%
Diamondback Energy, Inc.	18,718	2,975,413

Pharmaceuticals - 0.3%
AstraZeneca PLC - ADR	39,031	2,974,553

Professional Services - 1.4%
Automatic Data Processing, Inc.	27,351	8,620,488
Paychex, Inc.	24,058	3,648,877
Verisk Analytics, Inc.	8,484	2,518,984
		14,788,349

Real Estate Management & Development - 0.2%
CoStar Group, Inc. (a)	27,351	2,085,514

Semiconductors & Semiconductor Equipment - 21.1%
Advanced Micro Devices, Inc. (a)	103,198	10,305,352
Analog Devices, Inc.	33,191	7,635,921
Applied Materials, Inc.	56,612	8,948,659
ARM Holdings PLC - ADR (a)	4,197	552,703
ASML Holding NV	4,591	3,255,386
Broadcom, Inc.	208,692	41,619,446
GlobalFoundries, Inc. (a)	39,031	1,513,232
Intel Corp.	297,019	7,048,261
KLA Corp.	8,484	6,013,799
Lam Research Corp.	81,292	6,238,348
Marvell Technology, Inc.	62,392	5,728,833
Microchip Technology, Inc.	37,084	2,182,764
Micron Technology, Inc.	72,178	6,758,026
NVIDIA Corp.	648,392	80,997,129
NXP Semiconductors NV	16,271	3,507,865
ON Semiconductor Corp. (a)	29,297	1,378,424
QUALCOMM, Inc.	71,199	11,190,347
Texas Instruments, Inc.	62,475	12,244,475
		217,118,970

Software - 16.7%
Adobe, Inc. (a)	29,367	12,879,192
ANSYS, Inc. (a)	4,591	1,529,951
AppLovin Corp. - Class A (a)	18,634	6,069,839
Atlassian Corp. - Class A (a)	10,431	2,965,116
Autodesk, Inc. (a)	14,324	3,927,784
Cadence Design Systems, Inc. (a)	18,218	4,563,609
Crowdstrike Holdings, Inc. - Class A (a)	14,324	5,581,490
Datadog, Inc. - Class A (a)	20,165	2,350,231
Fortinet, Inc. (a)	52,658	5,687,591
Intuit, Inc.	18,218	11,182,937
Microsoft Corp.	197,116	78,253,081
MicroStrategy, Inc. - Class A (a)	11,408	2,913,945
Palantir Technologies, Inc. - Class A (a)	144,567	12,276,630
Palo Alto Networks, Inc. (a)	44,222	8,421,195
Roper Technologies, Inc.	6,537	3,820,876
Synopsys, Inc. (a)	8,484	3,879,564
Workday, Inc. - Class A (a)	14,324	3,772,082
Zscaler, Inc. (a)	8,484	1,664,815
		171,739,928

Specialty Retail - 0.8%
O'Reilly Automotive, Inc. (a)	3,309	4,545,375
Ross Stores, Inc.	24,058	3,375,818
		7,921,193

Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	392,748	94,982,176

Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc. (a)	6,537	2,389,993

Trading Companies & Distributors - 0.3%
Fastenal Co.	40,978	3,103,264

Wireless Telecommunication Services - 2.0%
T-Mobile US, Inc.	74,883	20,195,196
TOTAL COMMON STOCKS (Cost $971,861,209)		1,014,158,522

SHORT-TERM INVESTMENTS - 1.5%	Shares
Money Market Funds - 1.5%
First American Treasury Obligations Fund - Class X, 4.28% (c)	15,035,035	15,035,035
TOTAL SHORT-TERM INVESTMENTS (Cost $15,035,035)		15,035,035

TOTAL INVESTMENTS - 100.1% (Cost $986,896,244)		$1,029,193,557
Liabilities in Excess of Other Assets - (0.1)%		(819,399)
TOTAL NET ASSETS - 100.0%		$1,028,374,158
two		–%

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $1,014,158,522.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

NEOS Nasdaq-100® High Income ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (1.2)%	Notional Amount	Contracts	Value
Call Options - (1.2)%
NASDAQ 100 Index (a)(b)		–	$–
Expiration: 04/17/2025; Exercise Price: $21,500.00	(300,735,504)	(144)	(5,158,800)
Expiration: 04/17/2025; Exercise Price: $21,200.00	(300,735,504)	(144)	(7,228,800)
Total Call Options			(12,387,600)
TOTAL WRITTEN OPTIONS (Premiums received $12,264,354)			$(12,387,600)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Nasdaq-100® High Income ETF
Notes to Quarterly Schedule of Investments
February 28, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,014,158,522	$–	$–	$1,014,158,522
Money Market Funds	15,035,035	–	–	15,035,035
Total Investments	$1,029,193,557	$–	$–	$1,029,193,557

Liabilities:
Investments:
Written Options	$–	$(12,387,600)	$–	$(12,387,600)
Total Investments	$–	$(12,387,600)	$–	$(12,387,600)

Refer to the Schedule of Investments for further disaggregation of investment categories.